GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Core Deposits [Member] years	Sep. 30, 2011 Liberty Savings Bank FSB [Member]	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member] Core Deposits [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member]	Dec. 31, 2011 Flagstar Bank FSB [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member] Core Deposits [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill beginning of period	$ 51,820,000
Goodwill acquired					17,102,000	17,102,000		26,128,000	26,128,000
Goodwill end of period	95,050,000	51,820,000
Intangible assets amortization method				accelerated basis
Intangibles acquired							4,000,000			3,000,000
Finite-Lived Core Deposits, Gross	9,900,000
Finite-Lived Intangible Assets, Net		4,100,000
Estimated weighted average life (in years)				8.9
Finite-Lived Intangible Assets, Amortization Expense	$ 1,200,000	$ 1,300,000	$ 300,000